Income tax (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Simcere America USD ($)	Dec. 31, 2012 Simcere America CNY	Dec. 31, 2012 Jiangsu Quanyi USD ($)	Dec. 31, 2012 Jiangsu Quanyi CNY
Valuation allowance
Increase (decrease) in the valuation allowance	$ 869	5,411	(42,078)	$ (318)	(1,979)	$ 1,186	7,390